Offsets	Aug. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-3
File Number	333-292793
Initial Filing Date	Jan. 16, 2026
Fee Offset Claimed	$ 8,265.00
Explanation for Claimed Amount	Pursuant to Rule 415(a)(6) under the Securities Act, the registrant hereby carries forward unsold securities previously registered with a proposed maximum aggregate offering price of $75,000,000 (the "Offset Securities") under the registrant's prior registration statement on Form F-3 (Filer No. 333-292793) which was filed on January 16,2026 (the "Prior Registration Statement"). The Prior Registration Statement registered securities for a maximum aggregate offering price of $75,000,000, but did not sell any of the securities registered therein. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $8,265, calculated in accordance with Rule 457(o) under the Securities Act. The filing fees associated with the Offset Securities shall hereby offset the filing fees due with this current filing. . Pursuant to Rule 415(a)(6), the offering of the Offset Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Niki BioSolutions, Inc.
Form or Filing Type	F-3
File Number	333-292793
Filing Date	Jan. 16, 2026
Fee Paid with Fee Offset Source	$ 8,265.00